Recoverable taxes (Details) - BRL (R$) R$ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Recoverable taxes	R$ 3,922	R$ 4,153
Recoverable taxes, current	1,114	1,743
Recoverable taxes, non-current	2,808	2,410
State Value Added Tax On Sales And Services I C M S [Member]
IfrsStatementLineItems [Line Items]
Recoverable taxes	856	920
Social Integration Program Pis And Contribution For Social Security Financing Cofins [Member]
IfrsStatementLineItems [Line Items]
Recoverable taxes	2,253	2,062
Social Security Contribution Inss [Member]
IfrsStatementLineItems [Line Items]
Recoverable taxes	250	300
Income Tax And Social Contribution [Member]
IfrsStatementLineItems [Line Items]
Recoverable taxes	521	672
Other [Member]
IfrsStatementLineItems [Line Items]
Recoverable taxes	42	23
Other Recoverable Taxes Exito Group [Member]
IfrsStatementLineItems [Line Items]
Recoverable taxes		R$ 176